Derivatives and Hedging Instruments (Derivatives and Hedging Activities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accrued Liabilities [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	$ (5.6)	$ (6.2)
Accrued Liabilities [Member] | Derivatives Designated as Hedging Instrument [Member] | Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	0	(8.6)
Accrued Liabilities [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	(1.8)	(0.5)
Prepaid and Other Current Assets [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	0	0.7
Prepaid and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	3.0	2.1
Prepaid and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Other Derivatives [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	0	1.2
Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	3.9	2.4
Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member] | Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	0	8.6
Other Assets [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Other Derivatives [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	0	1.6
Other Assets [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Suntech Warrant [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	0.4	5.2
Other Comprehensive Income (Loss) [Member] | Derivatives Designated as Hedging Instrument [Member] | Net Investment Hedging [Member]
Derivatives, Fair Value [Line Items]
Gain (Losses)	0	(17.3)
Other Comprehensive Income (Loss) [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Gain (Losses)	7.4	1.3
Change In Fair Value Of Warrant [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Suntech Warrant [Member]
Derivatives, Fair Value [Line Items]
Gain (Losses)	$ 4.8	$ 14.0